Assets Measured at Fair Value on Recurring Basis and Utilized Significant Unobservable (Level 3) Inputs to Determine Fair Value (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 6,162		$ 4,830		$ 4,830		$ 2,567		$ 8,319
Total realized and unrealized gains (losses), Included in net income (loss)	(9)		(38)		(38)		(13)		(79)
Total realized and unrealized gains (losses), Included in OCI	37		34		272		75		121
Purchases	181		200		978		310
Purchases, sales, issuances and settlements, net									(12)
Sales	(159)		(40)		(395)		(174)
Issuances	1		1		19		3
Settlements	(135)		(67)		(672)		(278)
Transfer into Level 3	153		608		1,908		3,011		2,107
Transfer out of Level 3	(98)		(330)		(740)		(671)		(7,889)	[1]
Ending balance	6,133		5,198		6,162		4,830		2,567
Total gains (losses) included in net income (loss) attributable to assets still held	(13)		(33)		(19)		(14)		(95)
Restricted other invested assets related to securitization entities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	194	[2]	176	[2]	176	[2]	171	[2],[3]	0	[3]
Total realized and unrealized gains (losses), Included in net income (loss)	5		5		18	[2]	5	[2]	(3)	[3]
Total realized and unrealized gains (losses), Included in OCI	0		0		0	[2]	0	[2]	0	[3]
Purchases	0		0		100	[2]	0	[2]
Purchases, sales, issuances and settlements, net									0	[3]
Sales	0		0		(100)	[2]	0	[2]
Issuances	0		0		0	[2]	0	[2]
Settlements	0		0		0	[2]	0	[2]
Transfer into Level 3	0		0		0	[2]	0	[2]	174	[3]
Transfer out of Level 3	0		0		0	[2]	0	[2]	0	[1],[3]
Ending balance	199		181		194	[2]	176	[2]	171	[2],[3]
Total gains (losses) included in net income (loss) attributable to assets still held	5		5		13	[2]	5	[2]	(6)	[3]
Other assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	9	[4]	0	[4]	0	[4]
Total realized and unrealized gains (losses), Included in net income (loss)	1	[4]			(7)	[4]
Total realized and unrealized gains (losses), Included in OCI	0	[4]			0	[4]
Purchases	0	[4]			0	[4]
Sales	0	[4]			0	[4]
Issuances	0	[4]			16	[4]
Settlements	0	[4]			0	[4]
Transfer into Level 3	0	[4]			0	[4]
Transfer out of Level 3	0	[4]			0	[4]
Ending balance	10	[4]			9	[4]
Total gains (losses) included in net income (loss) attributable to assets still held	1	[4]			(7)	[4]
Reinsurance recoverable
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	10	[5]	16	[5]	16	[5]	(5)	[5]	(5)	[5]
Total realized and unrealized gains (losses), Included in net income (loss)	(5)	[5]	(11)	[5]	(9)	[5]	18	[5]	(3)	[5]
Total realized and unrealized gains (losses), Included in OCI	0	[5]	0	[5]	0	[5]	0	[5]	0	[5]
Purchases	0	[5]	0	[5]	0	[5]	0	[5]
Purchases, sales, issuances and settlements, net									3	[5]
Sales	0	[5]	0	[5]	0	[5]	0	[5]
Issuances	1	[5]	1	[5]	3	[5]	3	[5]
Settlements	0	[5]	0	[5]	0	[5]	0	[5]
Transfer into Level 3	0	[5]	0	[5]	0	[5]	0	[5]	0	[5]
Transfer out of Level 3	0	[5]	0	[5]	0	[5]	0	[5]	0	[1],[5]
Ending balance	6	[5]	6	[5]	10	[5]	16	[5]	(5)	[5]
Total gains (losses) included in net income (loss) attributable to assets still held	(5)	[5]	(11)	[5]	(9)	[5]	18	[5]	(3)	[5]
Fixed maturity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	5,740		4,223		4,223		1,941		8,060
Total realized and unrealized gains (losses), Included in net income (loss)	(1)		3		4		(37)		(28)
Total realized and unrealized gains (losses), Included in OCI	37		36		274		74		121
Purchases	174		159		786		227
Purchases, sales, issuances and settlements, net									17
Sales	(141)		(38)		(215)		(120)
Issuances	0		0		0		0
Settlements	(130)		(58)		(528)		(202)
Transfer into Level 3	153		608		1,904		3,011		1,600
Transfer out of Level 3	(98)		(330)		(708)		(671)		(7,829)	[1]
Ending balance	5,734		4,603		5,740		4,223		1,941
Total gains (losses) included in net income (loss) attributable to assets still held	(3)		5		10		(37)		(30)
Fixed maturity securities | U.S. government, agencies and government-sponsored enterprises
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	9		13		13		11		16
Total realized and unrealized gains (losses), Included in net income (loss)	0		0		0		0		0
Total realized and unrealized gains (losses), Included in OCI	0		0		0		0		0
Purchases	0		0		0		0
Purchases, sales, issuances and settlements, net									(2)
Sales	0		0		0		0
Issuances	0		0		0		0
Settlements	(4)		0		0		0
Transfer into Level 3	0		0		9		24		17
Transfer out of Level 3	0		(12)		(13)		(22)		(20)	[1]
Ending balance	5		1		9		13		11
Total gains (losses) included in net income (loss) attributable to assets still held	0		0		0		0		0
Fixed maturity securities | Government - non-U.S.
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	9		10		10		1		7
Total realized and unrealized gains (losses), Included in net income (loss)	0		0		0		0		0
Total realized and unrealized gains (losses), Included in OCI	0		0		0		0		2
Purchases	0		0		0		0
Purchases, sales, issuances and settlements, net									0
Sales	0		0		0		0
Issuances	0		0		0		0
Settlements	(1)		(1)		(1)		0
Transfer into Level 3	0		0		0		9		16
Transfer out of Level 3	0		0		0		0		(24)	[1]
Ending balance	8		9		9		10		1
Total gains (losses) included in net income (loss) attributable to assets still held	0		0		0		0		0
Fixed maturity securities | U.S. corporate
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	2,683	[6],[7]	2,511	[7],[8],[9]	2,511	[7],[8],[9]	1,100	[6],[8]	1,073	[6]
Total realized and unrealized gains (losses), Included in net income (loss)	2	[6]	1	[9]	12	[7]	(8)	[8]	21	[6]
Total realized and unrealized gains (losses), Included in OCI	18	[6]	11	[9]	118	[7]	72	[8]	33	[6]
Purchases	56	[6]	30	[9]	147	[7]	113	[8]
Purchases, sales, issuances and settlements, net									0	[6]
Sales	(97)	[6]	(18)	[9]	(122)	[7]	(25)	[8]
Issuances	0	[6]	0	[9]	0	[7]	0	[8]
Settlements	(51)	[6]	(10)	[9]	(214)	[7]	(105)	[8]
Transfer into Level 3	62	[6]	149	[9]	726	[7]	1,790	[8]	870	[6]
Transfer out of Level 3	(29)	[6]	(244)	[9]	(495)	[7]	(426)	[8]	(897)	[1],[6]
Ending balance	2,644	[6]	2,430	[9]	2,683	[6],[7]	2,511	[7],[8],[9]	1,100	[6],[8]
Total gains (losses) included in net income (loss) attributable to assets still held	(1)	[6]	4	[9]	14	[7]	(8)	[8]	16	[6]
Fixed maturity securities | Corporate - non-U.S.
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	1,983	[6],[7]	1,284	[7],[8],[9]	1,284	[7],[8],[9]	368	[6],[8]	504	[6]
Total realized and unrealized gains (losses), Included in net income (loss)	1	[6]	2	[9]	3	[7]	(26)	[8]	(20)	[6]
Total realized and unrealized gains (losses), Included in OCI	9	[6]	13	[9]	92	[7]	11	[8]	15	[6]
Purchases	53	[6]	59	[9]	269	[7]	103	[8]
Purchases, sales, issuances and settlements, net									22	[6]
Sales	0	[6]	0	[9]	(29)	[7]	(71)	[8]
Issuances	0	[6]	0	[9]	0	[7]	0	[8]
Settlements	(23)	[6]	(28)	[9]	(186)	[7]	(13)	[8]
Transfer into Level 3	0	[6]	353	[9]	711	[7]	1,132	[8]	489	[6]
Transfer out of Level 3	(53)	[6]	(74)	[9]	(161)	[7]	(220)	[8]	(642)	[1],[6]
Ending balance	1,970	[6]	1,609	[9]	1,983	[6],[7]	1,284	[7],[8],[9]	368	[6],[8]
Total gains (losses) included in net income (loss) attributable to assets still held	1	[6]	1	[9]	2	[7]	(26)	[8]	(22)	[6]
Fixed maturity securities | Residential mortgage-backed
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	157	[7]	95	[7]	95	[7]	143		1,481
Total realized and unrealized gains (losses), Included in net income (loss)	(1)		0		(7)	[7]	(1)		0
Total realized and unrealized gains (losses), Included in OCI	1		3		14	[7]	(11)		8
Purchases	0		0		20	[7]	3
Purchases, sales, issuances and settlements, net									86
Sales	0		0		(17)	[7]	(15)
Issuances	0		0		0	[7]	0
Settlements	(11)		(5)		(31)	[7]	(30)
Transfer into Level 3	0		2		86	[7]	9		79
Transfer out of Level 3	(16)		0		(3)	[7]	(3)		(1,511)	[1]
Ending balance	130		95		157	[7]	95	[7]	143
Total gains (losses) included in net income (loss) attributable to assets still held	(1)		0		(7)	[7]	(1)		0
Fixed maturity securities | Commercial mortgage-backed
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	35		39		39		50		3,558
Total realized and unrealized gains (losses), Included in net income (loss)	(2)		0		(2)		(2)		(5)
Total realized and unrealized gains (losses), Included in OCI	(2)		2		5		2		24
Purchases	0		0		0		0
Purchases, sales, issuances and settlements, net									(79)
Sales	0		0		(1)		(1)
Issuances	0		0		0		0
Settlements	(10)		(1)		(2)		(11)
Transfer into Level 3	5		0		3		1		21
Transfer out of Level 3	0		0		(7)		0		(3,469)	[1]
Ending balance	26		40		35		39		50
Total gains (losses) included in net income (loss) attributable to assets still held	(2)		0		(1)		(2)		0
Fixed maturity securities | Other asset-backed
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	864	[7]	271	[7]	271	[7]	268	[10]	1,419	[10]
Total realized and unrealized gains (losses), Included in net income (loss)	(1)		0		(2)	[7]	0		(24)	[10]
Total realized and unrealized gains (losses), Included in OCI	11		7		45	[7]	0		39	[10]
Purchases	65		70		350	[7]	8
Purchases, sales, issuances and settlements, net									(10)	[10]
Sales	(44)		(20)		(46)	[7]	(8)
Issuances	0		0		0	[7]	0
Settlements	(30)		(13)		(94)	[7]	(43)
Transfer into Level 3	86		104		369	[7]	46		108	[10]
Transfer out of Level 3	0		0		(29)	[7]	0		(1,264)	[1],[10]
Ending balance	951		419		864	[7]	271	[7]	268	[10]
Total gains (losses) included in net income (loss) attributable to assets still held	0		0		2	[7]	0		(24)	[10]
Fixed maturity securities | Tax-exempt
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance									2
Total realized and unrealized gains (losses), Included in net income (loss)									0
Total realized and unrealized gains (losses), Included in OCI									0
Purchases, sales, issuances and settlements, net									0
Transfer into Level 3									0
Transfer out of Level 3									(2)	[1]
Ending balance									0
Total gains (losses) included in net income (loss) attributable to assets still held									0
Equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	99		98		98		87		9
Total realized and unrealized gains (losses), Included in net income (loss)	0		1		1		1		11
Total realized and unrealized gains (losses), Included in OCI	0		(2)		(2)		1		0
Purchases	0		0		10		24
Purchases, sales, issuances and settlements, net									7
Sales	(7)		(2)		(8)		(13)
Issuances	0		0		0		0
Settlements	0		0		0		(2)
Transfer into Level 3	0		0		0		0		120
Transfer out of Level 3	0		0		0		0		(60)	[1]
Ending balance	92		95		99		98		87
Total gains (losses) included in net income (loss) attributable to assets still held	0		0		0		0		0
Other invested assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	110		317		317		373		255
Total realized and unrealized gains (losses), Included in net income (loss)	(9)		(36)		(45)		0		(56)
Total realized and unrealized gains (losses), Included in OCI	0		0		0		0		0
Purchases	7		41		82		59
Purchases, sales, issuances and settlements, net									(39)
Sales	(11)		0		(72)		(41)
Issuances	0		0		0		0
Settlements	(5)		(9)		(144)		(74)
Transfer into Level 3	0		0		4		0		213
Transfer out of Level 3	0		0		(32)		0		0	[1]
Ending balance	92		313		110		317		373
Total gains (losses) included in net income (loss) attributable to assets still held	(11)		(32)		(26)		0		(56)
Other invested assets | Derivative assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	34		53		53		44		110
Total realized and unrealized gains (losses), Included in net income (loss)	(12)		(41)		(58)		1		(68)
Total realized and unrealized gains (losses), Included in OCI	0		0		0		0		0
Purchases	7		17		58		54
Purchases, sales, issuances and settlements, net									2
Sales	0		0		0		0
Issuances	0		0		0		0
Settlements	(4)		(2)		(19)		(46)
Transfer into Level 3	0		0		0		0		0
Transfer out of Level 3	0		0		0		0		0	[1]
Ending balance	25		27		34		53		44
Total gains (losses) included in net income (loss) attributable to assets still held	(13)		(37)		(41)		1		(68)
Other invested assets | Trading securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	76		264		264		329	[10]	145	[10]
Total realized and unrealized gains (losses), Included in net income (loss)	3		5		13		(1)		12	[10]
Total realized and unrealized gains (losses), Included in OCI	0		0		0		0		0	[10]
Purchases	0		24		24		5
Purchases, sales, issuances and settlements, net									(41)	[10]
Sales	(11)		0		(72)		(41)
Issuances	0		0		0		0
Settlements	(1)		(7)		(125)		(28)
Transfer into Level 3	0		0		4		0		213	[10]
Transfer out of Level 3	0		0		(32)		0		0	[1],[10]
Ending balance	67		286		76		264		329	[10]
Total gains (losses) included in net income (loss) attributable to assets still held	2		5		15		(1)		12	[10]
Other invested assets | Interest rate swaps | Derivative assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	2		5		5		5		3
Total realized and unrealized gains (losses), Included in net income (loss)	0		0		0		1		2
Total realized and unrealized gains (losses), Included in OCI	0		0		0		0		0
Purchases	0		0		0		0
Purchases, sales, issuances and settlements, net									0
Sales	0		0		0		0
Issuances	0		0		0		0
Settlements	(1)		(1)		(3)		(1)
Transfer into Level 3	0		0		0		0		0
Transfer out of Level 3	0		0		0		0		0	[1]
Ending balance	1		4		2		5		5
Total gains (losses) included in net income (loss) attributable to assets still held	0		0		0		1		2
Other invested assets | Credit default swaps | Derivative assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	7		0		0		6		6
Total realized and unrealized gains (losses), Included in net income (loss)	3		4		12		(6)		0
Total realized and unrealized gains (losses), Included in OCI	0		0		0		0		0
Purchases	0		0		0		0
Purchases, sales, issuances and settlements, net									0
Sales	0		0		0		0
Issuances	0		0		0		0
Settlements	(3)		(1)		(5)		0
Transfer into Level 3	0		0		0		0		0
Transfer out of Level 3	0		0		0		0		0	[1]
Ending balance	7		3		7		0		6
Total gains (losses) included in net income (loss) attributable to assets still held	2		4		12		(6)		0
Other invested assets | Equity index options | Derivative assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	25		39		39		33		39
Total realized and unrealized gains (losses), Included in net income (loss)	(15)		(35)		(59)		7		(73)
Total realized and unrealized gains (losses), Included in OCI	0		0		0		0		0
Purchases	7		14		55		44
Purchases, sales, issuances and settlements, net									67
Sales	0		0		0		0
Issuances	0		0		0		0
Settlements	0		0		(10)		(45)
Transfer into Level 3	0		0		0		0		0
Transfer out of Level 3	0		0		0		0		0	[1]
Ending balance	17		18		25		39		33
Total gains (losses) included in net income (loss) attributable to assets still held	(15)		(31)		(42)		7		(73)
Other invested assets | Other foreign currency contracts | Derivative assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance			9		9		0		8
Total realized and unrealized gains (losses), Included in net income (loss)			(10)		(11)		(1)		(8)
Total realized and unrealized gains (losses), Included in OCI			0		0		0		0
Purchases			3		3		10
Purchases, sales, issuances and settlements, net									0
Sales			0		0		0
Issuances			0		0		0
Settlements			0		(1)		0
Transfer into Level 3			0		0		0		0
Transfer out of Level 3			0		0		0		0	[1]
Ending balance			2		0		9		0
Total gains (losses) included in net income (loss) attributable to assets still held			(10)		(11)		(1)		(8)
Other invested assets | Interest rate swaptions | Derivative assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance									54
Total realized and unrealized gains (losses), Included in net income (loss)									11
Total realized and unrealized gains (losses), Included in OCI									0
Purchases, sales, issuances and settlements, net									(65)
Transfer into Level 3									0
Transfer out of Level 3									0	[1]
Ending balance									0
Total gains (losses) included in net income (loss) attributable to assets still held									$ 11

[1]	During 2010, primary market issuance and secondary market activity for commercial and non-agency residential mortgage-backed and other asset-backed securities increased the market observable inputs used to establish fair values for similar securities. These factors, along with more consistent pricing from third-party sources, resulted in our conclusion that there is sufficient trading activity in similar instruments to support classifying certain mortgage-backed and asset-backed securities as Level 2.
[2]	See note 18 for additional information related to consolidated securitization entities.
[3]	Relates to the consolidation of certain securitization entities as of January 1, 2010. See note 18 for additional information related to consolidated securitization entities.
[4]	Represents contingent receivables associated with recent business dispositions.
[5]	Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
[6]	The transfers into and out of Level 3 were primarily related to private fixed rate U.S. corporate and corporate-non-U.S. securities and resulted from a change in the observability of the additional premium to the public bond spread to adjust for the liquidity and other features of our private placements and resulted in unobservable inputs having a significant impact on certain valuations for transfers in or no longer having significant impact on certain valuations for transfers out.
[7]	The transfers into and out of Level 3 were primarily related to private fixed rate U.S. corporate and corporate-non-U.S. securities and resulted from a change in the observability of the additional premium to the public bond spread to adjust for the liquidity and other features of our private placements and resulted in unobservable inputs having a significant impact on certain valuations for transfers in or no longer having significant impact on certain valuations for transfers out. During the second quarter of 2012, we began classifying private securities without an external rating as Level 3, which resulted in a significant number of securities being transferred into Level 3. The transfers into Level 3 for structured securities primarily related to securities that were recently purchased and initially classified as Level 2 based on market data that existed at the time of purchase and subsequent valuation included significant unobservable inputs.
[8]	The majority of the transfers into Level 3 during the fourth quarter of 2011 related to a reclassification of certain private securities valued using internal models which previously had not been identified as having significant unobservable inputs. Prior to the fourth quarter of 2011, these securities had been misclassified as Level 2. The remaining transfers into and out of Level 3 were primarily related to private fixed rate U.S. and non-U.S. corporate securities and resulted from a change in the observability of the additional premium to the public bond spread to adjust for the liquidity and other features of our private placements and resulted in unobservable inputs having a significant impact on certain valuations for transfers in or no longer having significant impact on certain valuations for transfers out.
[9]	The transfers into and out of Level 3 were primarily related to private fixed rate U.S. and non-U.S. corporate securities and resulted from a change in the observability of the additional premium to the public bond spread to adjust for the liquidity and other features of our private placements and resulted in unobservable inputs having a significant impact on certain valuations for transfers in or no longer having significant impact on certain valuations for transfers out.
[10]	Transfers into trading securities were offset by transfers out of other asset-backed securities and were driven primarily by the adoption of new accounting guidance related to embedded credit derivatives.